Acquisition of Silver State (Narrative) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 01, 2019	Jan. 31, 2018
Disclosure of detailed information about business combination [line items]
Consideration payable	$ 846,256	$ 1,375,268		$ 0
Promissory note payable	1,136,065	$ 1,845,830
Silver State
Disclosure of detailed information about business combination [line items]
Total consideration			$ 49,105,048
Cash deposits on closing date			9,009,800
Consideration payable			1,143,873
Value of shares issued in consideration			8,951,375
Promissory note payable			$ 30,000,000
Estimated Additional Revenue Of Acquiree Since Acquisition Date	22,800,000
Estimated higher net income of acquiree since acquisition date	$ 10,000,000